Fair Value Measurements (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements [Abstract]
Schedule of financial assets and liabilities that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$347,036,376	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$2,749,650	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$4,419,950
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$345,044,341	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,937,500	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$17,140,250

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$345,044,341	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,937,500	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$17,140,250

Schedule of quantitative information regarding Level 3 fair value measurements inputs
	September 30, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.85	$10.00
Volatility	42.35%	21.82%
Term	5.54	5.46
Risk-free rate	4.00%	1.30%
Dividend yield	0.0%	0.0%

	December 31, 2021	At initial issuance
Exercise price	$11.50	$11.50
Stock price	$10.00	$9.70
Volatility	21.82%	16.82% – 17.02%
Term	5.46	6.00
Risk-free rate	1.30%	1.05% – 1.09%
Dividend yield	0.0%	0.0%

Schedule of change in the fair value of the derivative warrant liabilities
Derivative warrant liabilities at December 31, 2021	$17,140,250
Change in fair value of derivative warrant liabilities	(10,305,950)
Derivative warrant liabilities at March 31, 2022	6,834,300
Change in fair value of derivative warrant liabilities	(3,481,460)
Derivative warrant liabilities at June 30, 2022	3,352,840
Change in fair value of derivative warrant liabilities	1,067,110
Derivative warrant liabilities at September 30, 2022	$4,419,950
Derivative warrant liabilities at February 2, 2021	$—
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Change in fair value of derivative warrant liabilities	3,505,250
Derivative warrant liabilities at June 30, 2021 (Unaudited)	26,840,250
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	2,985,510
Derivative warrant liabilities at September 30, 2021 (Unaudited)	$18,354,510

Derivative warrant liabilities at February 2, 2021	$—
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	5,276,500
Derivative warrant liabilities at December 31, 2021	$17,140,250